SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT
Risk-free interest rate			4.25%
Expected volatility			52.40%
Employee Stock Option
SHARE-BASED PAYMENT
Risk-free interest rate, minimum	4.25%	3.79%
Risk-free interest rate, maximum	4.43%	4.86%
Expected volatility, minimum	52.40%	52.30%
Expected volatility, maximum	52.97%	52.70%
Expected life of option (years)	10 years	10 years	10 years
Fair value per ordinary share			$ 0.28
Employee Stock Option | Minimum
SHARE-BASED PAYMENT
Fair value per ordinary share	$ 0.19	$ 0.25
Employee Stock Option | Maximum
SHARE-BASED PAYMENT
Fair value per ordinary share	$ 0.28	$ 0.39